Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
The following table summarizes the restructuring charges recorded for the years ended December 31, 2014, 2013 and 2012 by operating segment:

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Electrical/Electronic Architecture	$57	$28	$49
Powertrain Systems	55	53	25
Electronics and Safety	28	56	89
Total	$140	$137	$163

Schedule of Restructuring Reserve by Type of Cost
The table below summarizes the activity in the restructuring liability for the years ended December 31, 2014 and 2013:

	Employee Termination Benefits Liability	Other Exit Costs Liability	Total
	(in millions)
Accrual balance at January 1, 2013	$152	$6	$158
Provision for estimated expenses incurred during the year	135	2	137
Payments made during the year	(158)	(4)	(162)
Foreign currency and other	1	—	1
Accrual balance at December 31, 2013	$130	$4	$134
Provision for estimated expenses incurred during the year	$139	$1	$140
Payments made during the year	(159)	(3)	(162)
Foreign currency and other	(15)	—	(15)
Accrual balance at December 31, 2014	$95	$2	$97